Accounts payable (Details) $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts payable
Vendor payable	¥ 84,643,120,000		¥ 74,639,015,000
Shipping charges payable and others	22,175,305,000		15,789,367,000
Total	106,818,425,000	$ 16,370,640	90,428,382,000
Outstanding payment obligations	¥ 11,942,390,000		¥ 12,102,649,000